Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Parenthetical) (Detail) - 2019-2022 [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		7 months	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		19 months	31 months